13 - OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Number of shares outstanding
	Number of Shares	Weighted Avg. Exercise Price
Options outstanding at December 31, 2015	150,000	2.67
Granted	982,700	$6.79
Exercised	-	-
Cancelled / Expired	(160,000)	5.41
Outstanding at December 31, 2016	972,700	$6.38

Outstanding and exercisable options
Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$2.00	100,000	3.40	$200,000	$2.00	$451,000